Stock Awards (Details) - Summary of stock option and restricted stock transaction - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Awards (Details) - Summary of stock option and restricted stock transaction [Line Items]
Shares Available for Grant, Balance	434,000	894,407	2,779
Granted	(499,000)	(320,970)	(1,887)
Vested	0
Forfeited	37,000
Canceled	1,000	1,994	468
Employee Stock Option [Member]
Stock Awards (Details) - Summary of stock option and restricted stock transaction [Line Items]
Stock Options, Number of Options outstanding	548,000	187,212	11,353
Stock Options, Weighted Average Exercise Price (in Dollars per share)	$ 11.34	$ 27.35	$ 353.92
Granted	361,000	178,490	1,887
Granted (in Dollars per share)	$ 3.43	$ 8.79	$ 49.50
Vested	0
Vested (in Dollars per share)	$ 0
Forfeited	0	604	1,247
Forfeited (in Dollars per share)	$ 0	$ 80.10	$ 106.67
Canceled	(1,000)	(2,027)	(776)
Canceled (in Dollars per share)	$ 278.32	$ 204.66	$ 937.83
Restricted Stock [Member]
Stock Awards (Details) - Summary of stock option and restricted stock transaction [Line Items]
Restricted Stock, Number of options outstanding	478,000	225,000
Restricted Stock, Weighted Average Grant-Date Fair Value (in Dollars per share)	$ 4.18	$ 4.54		$ 139.15
Granted	337,000	241,412
Granted (in Dollars per share)	$ 4.03	$ 4.80
Vested	(71,000)	(6,412)	(6)
Vested (in Dollars per share)	$ 4.54	$ 14.00	$ 139.15
Forfeited	(13,000)	(10,000)
Forfeited (in Dollars per share)	$ 4.53	$ 4.57
Canceled	0
Canceled (in Dollars per share)	$ 0